Property, plant and equipment (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Additions other than through business combinations, property, plant and equipment	€ 8,490	€ 9,067
Exploration & Production Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Additions other than through business combinations, property, plant and equipment	7,638	8,217
Gas & Power Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Additions other than through business combinations, property, plant and equipment	87	66
Refining & Marketing and Chemical segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Additions other than through business combinations, property, plant and equipment	712	655
Corporate And Other Activities [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Additions other than through business combinations, property, plant and equipment	69	42
Elimination of intragroup profits [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Additions other than through business combinations, property, plant and equipment	€ (16)	€ 87